Eaton Vance
Arizona Municipal Income Fund
April 30, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 99.2%
Security	Principal Amount (000's omitted)	Value
Education — 12.8%
Arizona Industrial Development Authority, (Academies of Math & Science), 5.00%, 7/1/39(1)	$250	$ 245,621
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/40(1)	1,050	1,022,620
Arizona Industrial Development Authority, (Equitable School Revolving Fund LLC), 5.00%, 11/1/44	200	201,970
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	60	48,448
Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 3.00%, 12/15/31(1)	630	571,523
Arizona State University, 5.00%, 7/1/36	1,150	1,150,830
Glendale Industrial Development Authority, AZ, (Midwestern University Foundation), (AMT), 2.125%, 7/1/33	250	199,401
La Paz County Industrial Development Authority, AZ, (Harmony Public Schools), 4.00%, 2/15/41	430	364,498
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools):
4.00%, 7/1/41(1)	500	437,374
4.25%, 7/1/44	500	435,663
Northern Arizona University, 5.00%, 6/1/38	1,000	1,014,495
Phoenix Industrial Development Authority, AZ, (Legacy Traditional Schools), 5.00%, 7/1/46(1)	500	476,851
Sierra Vista Industrial Development Authority, AZ, (American Leadership Academy), 5.00%, 6/15/44(1)	1,000	960,068
University of Arizona:
4.00%, 8/1/44	2,180	2,012,765
5.00%, 6/1/38	1,500	1,523,954
5.00%, 6/1/42	1,000	1,025,866
		$11,691,947
Electric Utilities — 4.3%
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	$1,500	$ 1,414,137
Salt River Project Agricultural Improvement and Power District, AZ:
5.00%, 1/1/45	1,000	1,038,363
5.00%, 1/1/54	1,390	1,444,251
		$ 3,896,751
General Obligations — 14.3%
Chandler Unified School District No. 80, AZ, 4.00%, 7/1/37	$750	$ 753,935
Flagstaff Unified School District No. 1, AZ, 4.00%, 7/1/44	955	922,198
Glendale, AZ:
5.00%, 7/1/40	550	595,769
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Glendale, AZ: (continued)
5.00%, 7/1/41	$1,250	$ 1,344,035
5.00%, 7/1/43	380	402,022
Lake Havasu City, AZ, Wastewater System Revenue:
4.00%, 7/1/43	1,000	944,086
5.00%, 7/1/38	1,250	1,377,013
Paradise Valley Unified School District No. 69, AZ, 4.00%, 7/1/42	1,550	1,477,006
Phoenix Union High School District No. 210, AZ, 5.00%, 7/1/26(2)	1,250	1,278,854
Puerto Rico:
0.00%, 7/1/33	750	503,493
5.625%, 7/1/29	1,000	1,039,983
Tempe Union High School District No. 213, AZ, 5.00%, 7/1/40	500	540,407
Tempe, AZ, 5.00%, 7/1/44	1,750	1,855,612
		$13,034,413
Hospital — 7.9%
Arizona Industrial Development Authority, (Phoenix Children's Hospital):
4.00%, 2/1/50	$1,420	$ 1,213,843
(LOC: TD Bank, N.A.), 2.50%, 2/1/48(3)	1,185	1,185,000
Maricopa County Industrial Development Authority, AZ, (Banner Health):
4.00%, 1/1/44	500	458,525
4.00%, 1/1/48	2,350	2,088,712
Maricopa County Industrial Development Authority, AZ, (HonorHealth), 5.00%, 9/1/32	400	415,920
Phoenix Industrial Development Authority, AZ, (Mayo Clinic), 3.75%, 11/15/57	1,000	788,393
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/41	1,000	1,046,358
		$ 7,196,751
Housing — 9.1%
Arizona Industrial Development Authority, (FHLMC), (FNMA), (GNMA), 5.00%, 10/1/45(2)	$1,000	$ 1,010,024
Arizona Industrial Development Authority, (Hacienda Del Rio), (FNMA), 4.50%, 6/1/41	995	1,005,682
Arizona Industrial Development Authority, (University at West Glendale), 5.00% to 9/1/26 (Put Date), 3/1/45	1,000	1,014,759
Maricopa County and Phoenix Industrial Development Authorities, AZ:
(FHLMC), (FNMA), (GNMA), 4.10%, 9/1/36	530	520,869
(FHLMC), (FNMA), (GNMA), 4.65%, 9/1/44	990	988,499
(FHLMC), (FNMA), (GNMA), 4.85%, 9/1/54	300	298,260

Eaton Vance
Arizona Municipal Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Maricopa County and Phoenix Industrial Development Authorities, AZ: (continued)
(GNMA), 4.45%, 9/1/44	$985	$ 963,916
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/39	500	490,425
5.00%, 7/1/44	250	240,463
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/27	415	421,247
5.00%, 7/1/37	500	497,128
Pima County Industrial Development Authority, AZ, SFMR:
(GNMA), 4.45%, 7/1/44	375	366,756
(GNMA), 4.60%, 7/1/49	475	465,633
		$ 8,283,661
Industrial Development Revenue — 8.4%
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	$2,000	$ 2,031,716
Maricopa County Industrial Development Authority, AZ, (Commercial Metals Co.), (AMT), 4.00%, 10/15/47(1)	1,000	835,949
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	850	810,310
Yavapai County Industrial Development Authority, AZ, (Republic Services, Inc.), 3.40%, 4/1/29(4)	2,000	2,000,000
Yavapai County Industrial Development Authority, AZ, (Waste Management, Inc.), (AMT), 4.25%, 3/1/28	2,000	1,981,665
		$ 7,659,640
Insured - Electric Utilities — 0.8%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$485	$ 472,788
Series SS, (NPFG), 5.00%, 7/1/25	245	244,780
		$ 717,568
Insured - General Obligations — 13.9%
Buckeye Union High School District No. 201, AZ, (AGC), 5.00%, 7/1/30	$800	$ 866,839
Cartwright Elementary School District No. 83, AZ, (AGM), 5.25%, 7/1/42	1,390	1,467,359
Glendale Union High School District No. 205, AZ, (AGC), 5.00%, 7/1/43	1,125	1,171,662
Marana Unified School District No. 6, AZ:
(AGC), 5.00%, 7/1/43	865	899,649
(AGM), 5.00%, 7/1/41	750	788,625
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Marana Unified School District No. 6, AZ: (continued)
(AGM), 5.00%, 7/1/42	$725	$ 756,190
Maricopa County Elementary School District No. 25, AZ, (AGM), 4.375%, 7/1/42	2,120	2,127,820
Maricopa County Elementary School District No. 3, AZ, (AGM), 5.00%, 7/1/25	2,670	2,676,364
Phoenix Elementary School District No. 1, AZ:
(BAM), 4.00%, 7/1/44	725	675,660
(BAM), 5.00%, 7/1/43	1,140	1,185,542
		$12,615,710
Insured - Hospital — 0.5%
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), (AGC), 4.00%, 8/1/49	$500	$ 470,500
		$ 470,500
Insured - Lease Revenue/Certificates of Participation — 1.6%
Higley Unified School District No. 60, AZ, Certificates of Participation:
(AGM), 4.125%, 6/1/42	$500	$ 480,167
(AGM), 4.25%, 6/1/47	1,000	948,646
		$ 1,428,813
Insured - Special Tax Revenue — 2.4%
Phoenix Civic Improvement Corp., AZ, (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,635	$ 1,884,513
Sedona, AZ, Excise Tax Revenue, (AGM), 5.00%, 7/1/42	250	259,190
		$ 2,143,703
Insured - Water and Sewer — 1.2%
Goodyear, AZ, Water and Sewer Revenue, (AGC), 5.00%, 7/1/43	$1,000	$ 1,056,093
		$ 1,056,093
Other Revenue — 1.5%
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	$1,355	$ 1,409,774
		$ 1,409,774
Senior Living/Life Care — 2.5%
Glendale Industrial Development Authority, AZ, (Royal Oaks - Inspirata Pointe), 5.00%, 5/15/41	$600	$ 569,826
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	195	189,244

Eaton Vance
Arizona Municipal Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/29	$380	$ 373,703
4.00%, 12/1/30	500	490,217
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.00%, 10/1/37(1)	900	668,027
		$ 2,291,017
Special Tax Revenue — 8.5%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 196,903
Bullhead City, AZ, Excise Taxes Revenue:
0.75%, 7/1/25	40	39,709
1.30%, 7/1/28	500	458,330
2.10%, 7/1/36	580	449,535
2.55%, 7/1/46	1,250	827,137
4.00%, 7/1/32	275	278,128
Marana, AZ, Pledged Excise Tax Revenue, 4.00%, 7/1/44	1,000	925,361
Maricopa, AZ, Pledged Revenue, 5.25%, 7/15/42	600	642,865
Phoenix Civic Improvement Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/45	1,000	943,619
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,000	956,737
Queen Creek, AZ, Excise Tax Revenue:
4.00%, 8/1/45	1,040	955,591
5.00%, 8/1/49	1,000	1,036,889
		$ 7,710,804
Transportation — 2.6%
Phoenix Civic Improvement Corp., AZ, Airport Revenue:
(AMT), 4.00%, 7/1/37	$1,500	$ 1,424,430
(AMT), 4.00%, 7/1/38	1,000	936,858
		$ 2,361,288
Water and Sewer — 6.9%
Central Arizona Water Conservation District, 5.00%, 1/1/35	$1,500	$ 1,511,179
Gilbert Water Resources Municipal Property Corp., AZ, Green Bonds, 4.00%, 7/15/47	1,000	942,963
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue:
5.00%, 7/1/28	860	861,035
5.00%, 7/1/39	1,000	1,079,015
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue: (continued)
5.25%, 7/1/47	$1,800	$ 1,908,204
		$ 6,302,396
Total Tax-Exempt Municipal Obligations (identified cost $92,299,082)		$90,270,829

Taxable Municipal Obligations — 2.0%
Security	Principal Amount (000's omitted)	Value
Education — 0.6%
Arizona Industrial Development Authority, (Doral Academy of Northern Nevada), 3.375%, 7/15/25(1)	$70	$ 69,760
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(1)	500	519,580
		$ 589,340
General Obligations — 0.6%
Maricopa, AZ, 5.09%, 7/1/25	$500	$ 500,843
		$ 500,843
Special Tax Revenue — 0.8%
Cottonwood, AZ, Pledged Revenue, 2.625%, 7/1/35	$850	$ 687,642
		$ 687,642
Total Taxable Municipal Obligations (identified cost $1,920,000)		$ 1,777,825
Total Investments — 101.2% (identified cost $94,219,082)		$92,048,654
Other Assets, Less Liabilities — (1.2)%		$(1,078,565)
Net Assets — 100.0%		$90,970,089
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $6,052,724 or 6.7% of the Fund's net assets.
(2)	When-issued security.

Eaton Vance
Arizona Municipal Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2025.
(4)	Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at April 30, 2025.
The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2025, 15.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.0% to 10.3% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
The Fund did not have any open derivative instruments at April 30, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$90,270,829	$ —	$90,270,829
Taxable Municipal Obligations	—	1,777,825	—	1,777,825
Total Investments	$ —	$92,048,654	$ —	$92,048,654

Eaton Vance
Arizona Municipal Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.